Earnings per Share ("EPS") (Tables)	12 Months Ended
Dec. 31, 2013
Earnings per Share ("EPS")
Schedule of calculation of the basic EPS and the diluted EPS
	Net Income (Numerator)	Shares (Denominator)	Per Share Amount
	(Dollars in Thousands, Except Per Share Amounts)
December 31, 2013:
Basic EPS
Net income available to common shareholders	$126,351	67,195,180	$1.88
Potential dilutive common shares	—	119,679

Diluted EPS	$126,351	67,314,859	$1.88

December 31, 2012:
Basic EPS
Net income available to common shareholders	$93,473	67,236,681	$1.39
Potential dilutive common shares	—	77,282

Diluted EPS	$93,473	67,313,963	$1.39

December 31, 2011:
Basic EPS
Net income available to common shareholders	$113,869	67,506,554	$1.69
Potential dilutive common shares	—	62,914

Diluted EPS	$113,869	67,569,468	$1.69